Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of reconciliation of basic and diluted loss per share
The following
table sets forth the reconciliation of basic and diluted loss per share for the nine months ended September 30, 2022 and 2021 (in thousands except per share data):

	Nine Months Ended September 30,
	2022	2021
Net loss	$(5,480)	$(46,459)
Denominator for Basic Loss Per Share	197,550	197,266
Effect of Dilutive Securities	—	—

Denominator for Diluted Loss per Share — Adjusted for Dilutive Securities	197,550	197,266
Basic Loss Per Share	$(0.03)	$(0.24)
Dilutive Loss Per Share	$(0.03)	$(0.24)

The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2021, 2020, and 2019 (in thousands except per share data):

	Year Ended December 31,
	2021	2020	2019
Net loss	$(88,424)	$(47,519)	$(178,594)

Denominator for Basic Loss Per Share	197,266	197,315	187,524
Effect of Dilutive Securities	0.0	0.0	0.0

Denominator for Diluted Loss per Share — Adjusted for Dilutive Securities	197,266	197,315	187,524
Basic Loss Per Share	$(0.45)	$(0.24)	$(0.95)
Dilutive Loss Per Share	$(0.45)	$(0.24)	$(0.95)